Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 50,761	$ 16,709
Marketable securities		69,908	0
Accounts receivable		879	1,280
Prepaid expenses and other current assets		4,464	2,260
Total current assets		126,012	20,249
Restricted cash		1,450	1,450
Property and equipment, net		26,553	6,723
Operating lease right-of-use assets		5,261	7,115
Other assets		131	24
Total assets		159,407	35,561
Current liabilities:
Accounts payable		1,455	1,372
Accrued expenses and other current liabilities		11,354	11,416
Operating lease liabilities, current		1,916	1,638
Debt, current portion		1,065	16,792
Second lien loans		10,872	0
Total current liabilities		26,662	31,218
Debt, net of current portion		29,878	17,574
Simple agreements for future equity		0	59,301
Operating lease liabilities, noncurrent		3,584	5,723
Common stock warrants		158,346	0
Redeemable convertible preferred stock warrant liabilities		0	1,619
Other liabilities		804	313
Total liabilities		219,274	115,748
Shareholders' deficit
Ordinary shares	[1]	17	6
Additional paid-in capital			17,303
Accumulated other comprehensive income		22	0
Accumulated deficit		(853,669)	(268,144)
Total stockholders' deficit		(283,052)	(250,835)
Total liabilities and shareholders' deficit		159,407	35,561
Previously Reported [Member]
Shareholders' deficit
Additional paid-in capital		570,578
Series A cumulative redeemable convertible preferred stock [Member]
Current liabilities:
Redeemable convertible preferred stock		223,185	0
Redeemable convertible preferred stock [Member]
Current liabilities:
Redeemable convertible preferred stock		$ 0	$ 170,648

[1]	Excludes 6,250,000 shares legally issued and outstanding related to sponsor earn out securities (see Note 3).